UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22563

Mairs & Power Funds Trust
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN			55101
(Address of principal executive offices)			(Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant’s telephone number, including area code:		651-222-8478

Date of fiscal year end:	December 31, 2011

Date of reporting period:	December 31, 2011

Item 1. Reports to Stockholders.

Mairs and Power
Small Cap Fund

Annual Report

Period from August 11, 2011 (commencement of operations)
through December 31, 2011

W1520 First National Bank Building

332 Minnesota Street

St. Paul, Minnesota 55101

TO OUR SHAREHOLDERS

February 8, 2012

Fourth Quarter Results

With the possibility of a "double dip" recession, together with various concerns regarding the European debt crises showing signs of diminishing, investor confidence returned to lead the stock market to a significant fourth quarter recovery. The Small Cap Fund fully participated in this turnaround, showing a total investment return of 20.3%, which compared favorably with fourth quarter returns of 17.2% for the Standard & Poor's 600 Index. The Morningstar peer group universe of similar small blend funds experienced a lesser 15.3% average return in the quarter.

Recently reported fourth quarter Gross Domestic Product figures showed an improved 2.8% gain (preliminary basis) although inventory spending accounted for a significant portion of the gain. Consumer spending showed an encouraging 2.0% increase along with a 4.7% boost in exports. Government spending continued to be a drag on the economy, experiencing a 4.6% rate of decline. Inflation remained well contained with government figures showing only a modest 0.7% rise in a price index for personal consumption expenditures. Corporate profits continued to increase with a better than expected "high single digit" rate indicated by reported results for S&P 500 companies.

With inflation seemingly well under control, the Federal Reserve has continued to aggressively pursue a stimulative monetary policy in an attempt to "jump start" the economy. As a result, interest rates at both the short and long end of the rate curve have remained at historically low levels during the quarter. Moreover, credit spreads have also generally narrowed because of a shortage of new financing supply.

The strength in the stock market during the final quarter reflected a growing level of confidence in future earnings growth in conjunction with historically low interest rates and reasonable valuation levels. This combination of factors resulted in a willingness on the part of investors to take on more risk by buying issues more cyclical in nature as well as issues of more volatile small-cap companies. Conversely, the more stable, lower risk issues in sectors such as consumer staples, health care and utilities underperformed by comparison. Among individual holdings in the Fund, Complete Production Services (+78.0%), GeoResources (+64.8%), Stratasys (+64.0%), SPS Commerce (+59.3%), and Private Bancorp (+46.0%) performed the best, while NVE Corp (-8.5%), Waddell & Reed (-1.0%), Techne (+0.4%), Mocon (+0.9%) and Badger Meter (+1.7%) fared the worst.

TO OUR SHAREHOLDERS (continued)

Future Outlook

While some of the fourth quarter economic strength seems likely to spillover into 2012, the outlook for the full year appears anything but clear. Such factors as the presidential election, continuing uncertainties in Europe and rising tensions in the Middle East should all serve to temper anyone's optimism for the coming twelve month period. Moreover, historically high debt levels will continue to restrain government spending again during the coming year and beyond. On the other hand, prospects for consumer spending may be somewhat brighter if the employment situation continues to improve. In addition, any improvement in the long-depressed housing picture could increase confidence and further help the outlook for consumer spending. However, even with an improved outlook for consumer spending, it seems difficult to build a case for economic growth much beyond 2% over the foreseeable future barring a major change in the outlook for such issues as taxes, health care costs and the trend in government regulation.

The outlook for corporate profit growth seems likely to be somewhat better than that for the overall economy in light of such factors as cost cutting, productivity improvement programs and participation in faster growing foreign markets. Also, earnings on a per share basis should continue to benefit from significant corporate buyback programs arising from record cash flow and balance sheet liquidity.

Because of such factors as election year politics, a low rate of inflation and slow economic growth, the Federal Reserve seems unlikely to change its very stimulative monetary policy any time soon, resulting in some continuation of historically low interest rate levels. In fact, the Fed has recently suggested that its accommodative policy could remain in place for as long as two or more years. This seems to imply that the Fed is also looking for a period of continuing below normal growth over the immediate future.

Finally, prospects for the stock market appear to be somewhat better than the overall outlook for the U. S. economy. Because of relatively low valuation levels along with historically low interest rates, the stock market seems to be already discounting many of the challenges now facing the economy. In addition, relatively high and rising dividend yields continue to make stocks look more attractive relative to fixed income investment alternatives.

Andrew R. Adams
Portfolio Manager

Past performance is no guarantee of future results.

The Fund's investment objective, risks, charges and expenses must be considered carefully before investing. The summary prospectus or full prospectus contains this and other important information about the Fund, and they may be obtained by calling Shareholder Services at (800) 304-7404, or visiting www.mairsandpower.com. Read the summary prospectus or full prospectus carefully before investing.

PERFORMANCE INFORMATION (unaudited)  December 31, 2011

Investment performance since commencement of operations (through December 31, 2011)

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund since commencement of operations.

Average annual total returns for periods ended December 31, 2011

	3 Months(1)	Since Commencement of Operations(1)(2)
Mairs and Power Small Cap Fund	20.28%	12.10%
S&P Small Cap 600(3)	17.17%	9.97%

Performance data quoted represents past performance and does not guarantee future results. All performance information shown includes the reinvestment of dividend and capital gain distributions, but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. For the most recent month-end performance figures, visit the Fund's website at www.mairsandpower.com or call Shareholder Services at (800) 304-7404.

(1)  Periods less than one year are not annualized.

(2)  Since commencement of operations performance is as of August 11, 2011, which is the offering date of the Small Cap Fund.

(3)  The S&P 600 Index is an index of small-company stocks managed by Standard and Poor's that covers a broad range of small cap stocks in the United States. The index is weighted according to market capitalization and covers about 3-4% of the total market for equities in the United States. It is not possible to invest directly in an index.

FUND INFORMATION (unaudited)  December 31, 2011

Portfolio Manager

Andrew R. Adams, lead manager since 2011
University of Wisconsin-Madison
MS Finance 1997

General Information

Fund Symbol	MSCFX
Net Asset Value (NAV) Per Share	$11.21
Expense Ratio	1.25%[1,2]
Portfolio Turnover Rate	4.52%
Sales Charge	None[3]
Fund Inception Year	2011

Portfolio Composition

Top Ten Portfolio Holdings

(Percent of Total Net Assets) 4

Valspar Corp.	4.1%
Snap-on Incorporated	3.9
ALLETE, Inc.	3.9
TCF Financial Corp.	3.4
VASCO Data Security International, Inc.	3.3
Hub Group, Inc.	3.3
Graco, Inc.	3.1
Bemis Co., Inc.	3.0
Oshkosh Corporation	2.8
Stratasys, Inc.	2.7

Portfolio Diversification

(Percent of Total Net Assets)

Common Stocks 95.9%
Financial	17.0%
Capital Goods	15.6
Technology	14.0
Basic Industries	13.6
Health Care	9.0
Consumer Cyclical	8.8
Energy	6.0
Transportation	5.0
Utilities	3.9
Consumer Staple	3.0
Short-term Investments 4.1%[5]	4.1
100.0%

1  Ratio has been annualized for the period ended December 31, 2011.

2  The Fund's investment adviser has agreed to waive its investment management and fund administration fees and reimburse expenses to the extent necessary to prevent total annual fund operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 1.25% through December 31, 2014. The adviser cannot terminate this arrangement before that date without the agreement of the Fund's board of trustees.

3  Although the Fund is no-load, investment management fees and other expenses still apply.

4  All holdings in the portfolio are subject to change without notice and may or may not represent current or future portfolio composition. The mention of specific securities is not intended as a recommendation or offer for a particular security, nor is it intended to be a solicitation for the purchase or sale of any security.

5  Represents short-term investments and other assets and liabilities (net).

SCHEDULE OF INVESTMENTS  December 31, 2011

Shares	Security Description	Fair Value
	COMMON STOCKS 95.9%
	BASIC INDUSTRIES 13.6%
10,900	Apogee Enterprises, Inc.	$133,634
5,100	Bemis Co., Inc.	153,408
2,600	Hawkins, Inc.	95,836
5,100	Titan Machinery Inc. (a)	110,823
5,400	Valspar Corp.	210,438
		704,139
	CAPITAL GOODS 15.6%
3,400	Badger Meter, Inc.	100,062
4,000	Graco, Inc.	163,560
6,700	MOCON, Inc.	106,798
2,200	MTS Systems Corp.	89,650
6,800	Oshkosh Corporation (a)	145,384
4,000	Snap-on Incorporated	202,480
		807,934
	CONSUMER CYCLICAL 8.8%
1,500	Buffalo Wild Wings, Inc. (a)	101,265
4,000	Cabela's Inc.(a)	101,680
1,300	Capella Education Company (a)	46,865
4,300	LKQ Corporation (a)	129,344
1,300	Toro Co.	78,858
		458,012
	CONSUMER STAPLE 3.0%
1,800	Casey's General Stores, Inc.	92,718
1,100	Morningstar, Inc.	65,395
		158,113

SCHEDULE OF INVESTMENTS (continued)  December 31, 2011

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	ENERGY 6.0%
3,900	Complete Production Services, Inc.(a)	$130,884
4,400	GeoResources, Inc. (a)	128,964
1,800	Oasis Petroleum Inc. (a)	52,362
		312,210
	FINANCIAL 17.0%
12,500	Associated Banc-Corp.	139,625
7,900	Associated Estates Realty Corporation	126,005
6,400	Piper Jaffray Companies (a)	129,280
11,700	PrivateBancorp, Inc.	128,466
17,000	TCF Financial Corp.	175,440
3,500	Waddell & Reed Financial, Inc.	86,695
3,500	Wintrust Financial Corporation	98,175
		883,686
	HEALTH CARE 9.0%
2,000	Landauer, Inc.	103,000
8,600	MEDTOX Scientific, Inc. (a)	120,830
3,800	Patterson Cos., Inc.	112,176
1,900	Techne Corp.	129,694
		465,700
	TECHNOLOGY 14.0%
2,000	Advent Software, Inc. (a)	48,720
2,200	Alliant Techsystems Inc.	125,752
14,200	Daktronics, Inc.	135,894
1,000	NVE Corporation (a)	55,530
1,800	SPS Commerce, Inc. (a)	46,710
4,650	Stratasys, Inc. (a)	141,407
26,500	VASCO Data Security International, Inc. (a)	172,780
		726,793

SCHEDULE OF INVESTMENTS (continued)  December 31, 2011

Shares	Security Description	Fair Value
	COMMON STOCKS (continued)
	TRANSPORTATION 5.0%
5,300	Echo Global Logistics, Inc. (a)	$85,595
5,300	Hub Group, Inc. (a)	171,879
		257,474
	UTILITIES 3.9%
4,800	ALLETE, Inc.	201,504
	TOTAL COMMON STOCKS (cost $4,499,200)	$4,975,565
	SHORT-TERM INVESTMENTS 3.7%
194,317	First American Prime Obligations Fund, Class Z, 0.03% (b) (cost $194,317)	$194,317
	TOTAL INVESTMENTS 99.6% (cost $4,693,517)	$5,169,882
	OTHER ASSETS AND LIABILITIES (NET) 0.4%	24,020
	TOTAL NET ASSETS 100.0%	$5,193,902

(a)  Non-income producing.

(b)  The rate quoted is the annualized seven-day effective yield as of December 31, 2011.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2011

ASSETS
Investments, at fair value (cost $4,693,517) (Note 1)	$5,169,882
Receivable for Fund shares sold	232,255
Receivable for securities sold	49,358
Receivable from Adviser (Note 2)	9,419
Dividends receivable	3,655
Prepaid expenses and other assets	612
5,465,181
LIABILITIES
Payable for securities purchased	202,625
Accrued investment management fees (Note 2)	3,593
Accrued Fund administration fees (Note 2)	1,053
Accrued audit expense	20,000
Accrued blue sky expense	21,742
Accrued expenses and other liabilities	22,266
271,279
NET ASSETS	$5,193,902
NET ASSETS CONSIST OF
Portfolio capital	$4,715,064
Undistributed net investment income	4,214
Undistributed net realized loss on investments	(1,741)
Net unrealized appreciation of investments	476,365
TOTAL NET ASSETS	$5,193,902
Fund shares issued and outstanding (par value $0.01 per share; unlimited number of shares authorized)	463,406
Net asset value per share	$11.21

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS  Period Ended December 31, 2011*

INVESTMENT INCOME
Income:
Dividends	$22,032
TOTAL INCOME		$22,032
Expenses:
Investment management fees (Note 2)	12,656
Fund administration fees (Note 2)	15,053
Fund accounting	11,506
Directors' compensation (Note 2)	2,820
Transfer agent fees	8,745
Custodian fees	3,093
Legal and audit fees	25,289
Printing and mailing fees	6,879
Blue sky fees	25,292
Other expenses	875
Total expenses before expense reimbursement		112,208
Expense reimbursement (Note 2)	94,630
TOTAL EXPENSES		17,578
NET INVESTMENT INCOME		4,454
NET REALIZED GAIN (LOSS) AND NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) OF INVESTMENTS (Note 4)
Net realized loss on investments sold	(1,981)
Net change in unrealized appreciation/(depreciation) of investments	476,365
NET REALIZED GAIN (LOSS) AND NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) OF INVESTMENTS		474,384
NET INCREASE IN NET ASSETS FROM OPERATIONS		$478,838

*  Period from August 11, 2011 (commencement of operations) through December 31, 2011.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended December 31, 2011*
OPERATIONS
Net investment income	$4,454
Net realized loss on investments sold	(1,981)
Net change in unrealized appreciation/(depreciation) of investments	476,365
NET INCREASE IN NET ASSETS FROM OPERATIONS	478,838
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	-
Net realized gain on investments sold	-
Return of capital	-
TOTAL DISTRIBUTIONS TO SHAREHOLDERS	-
CAPITAL TRANSACTIONS
Proceeds from shares sold	4,615,501
Reinvestment of distributions from net investment income and net realized gains	-
Cost of shares redeemed	(437)
INCREASE IN NET ASSETS FROM CAPITAL TRANSACTIONS	4,615,064
TOTAL INCREASE IN NET ASSETS	5,093,902
NET ASSETS
Beginning of period	100,000
End of period (including undistributed net investment income of $4,214)	$5,193,902
FUND SHARE TRANSACTIONS
Shares sold	453,446
Shares issued for reinvested distributions	-
Shares redeemed	(40)
NET INCREASE IN FUND SHARES	453,406

*  Period from August 11, 2011 (commencement of operations) through December 31, 2011.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS  December 31, 2011

Note 1 – Organization and Significant Accounting Policies

Mairs and Power Funds Trust (the Trust), a Delaware statutory trust, was formed on May 10, 2011. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (as amended). The Mairs and Power Small Cap Fund (the Fund), which is a no-load mutual fund, is a series in the Trust and commenced operations on August 11, 2011. The objective of the Fund is to seek above-average long-term appreciation. Effective January 1, 2012, two new series were added to the Trust: Mairs and Power Growth Fund and Mairs and Power Balanced Fund.

Significant accounting policies of the Fund are as follows:

Security Valuations

Security valuations for Fund investments are furnished by independent pricing services that have been approved by the Trust's Board of Trustees (the Board). Investments in equity securities are valued at the NASDAQ Official Closing Price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates fair value.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Value Committee appointed by the Board, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security, the nature and duration of any restrictions on the disposition of the security, and the forces influencing the market in which the security is purchased or sold. As of December 31, 2011, no securities in the Fund were valued using this method.

Fair Valuation Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the

NOTES TO FINANCIAL STATEMENTS (continued)  December 31, 2011

Note 1 – Organization and Significant Accounting Policies (continued)

measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•  Level 1 – Quoted prices in active markets for identical securities.

•  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. All of the inputs used to value the Fund's investments as of December 31, 2011, were classified as Level 1. For detail of investments by major industry classification, please refer to the Schedule of Investments. There were no transfers between levels during the period. The Fund did not hold any Level 3 investments at December 31, 2011, therefore, no Level 3 rollforward of investments is required.

On May 12, 2011, the Financial Accounting Standards Board (FASB) issued an Accounting Standard Update (ASU) No. 2011-04 modifying FASB Accounting Standards Codifcation (ASC) Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard (IFRS) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Security Transactions and Investment Income

Security transactions are recorded on the date on which securities are purchased or sold. Dividend income and corporate action transactions are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Realized gains and losses are reported on an identified cost basis.

NOTES TO FINANCIAL STATEMENTS (continued)  December 31, 2011

Note 1 – Organization and Significant Accounting Policies (continued)

Income Taxes

The Fund is a "regulated investment company" as defined in Subtitle A, Chapter 1, Subchapter M of the Internal Revenue Code (the Code), as amended. No provision has been made for federal income taxes as it is the intention of the Fund to comply with the provisions of the Code applicable to regulated investment companies and to make distributions of income and realized gains sufficient to relieve it from all or substantially all excise and income taxes.

As of December 31, 2011, the Fund did not have any tax positions that did not meet the "more-likely-than-not" threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years. For the Fund, this includes all tax returns filed since commencement of operations.

The Regulated Investment Company Modernization Act of 2010 (the Act) changed various technical rules governing the tax treatment of regulated investment companies. Under the Act, the Fund will be permitted to carry forward capital losses incurred. Additionally, capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. As of December 31, 2011, the Fund had post-enactment short-term capital loss carryforwards equal to $582.

Basis of Presentation

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated recognition or disclosures.

Note 2 – Related-Party Transactions

Investment Management and Fund Administration Fees

Mairs and Power, Inc. (the Adviser) provides investment management and fund administration services to the Fund under written agreements approved by the Board. The Fund is charged an

NOTES TO FINANCIAL STATEMENTS (continued)  December 31, 2011

Note 2 – Related-Party Transactions (continued)

investment management fee paid to the Adviser computed at an annual rate of 0.90% of daily net assets. The fund administration fee paid to the Adviser is computed at an annual rate of 0.00375% of daily net assets. For the period from August 11, 2011 through December 31, 2011, the Fund incurred $53 in administration fees from the Adviser, and as of December 31, 2011, had an accrued liability of $15 for administration fees payable to the Adviser. Effective January 1, 2012, the fund administration fee paid to the Adviser will be computed at an annual rate of 0.00281% of daily net assets.

The Adviser has agreed to waive its investment management and fund administration fees and reimburse expenses to the extent necessary to prevent total annual fund operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding 1.25% of daily net assets through December 31, 2014. The Adviser cannot terminate this arrangement before that date without the agreement of the Board.

Pursuant to a sub-administration agreement between the Fund and U.S. Bancorp Fund Services, LLC (USBFS), the Fund is charged a sub-administration fee paid to USBFS. For the period from August 11, 2011 through December 31, 2011, the Fund incurred $15,000, in sub-administration fees from USBFS, and as of December 31, 2011, had an accrued liability of $1,038 for sub-administration fees payable to USBFS.

Trustees' Compensation

Trustees' compensation is paid to individuals who are disinterested trustees. No compensation is paid to the owners of the Adviser, including principal officers who are not trustees of the Fund, and William B. Frels, who is an interested trustee and officer of the Trust.

Note 3 – Indemnifications

In the normal course of business, the Trust enters into contracts that contain general indemnifications to other parties. The Trust's maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The Trust expects the risk of loss to be remote.

Note 4 – Distributions Paid, Distributable Earnings and Investment Transactions

Net investment income and net realized gains (losses) may differ for financial reporting and tax purposes because of temporary or permanent book/tax differences. To the extent these

NOTES TO FINANCIAL STATEMENTS (continued)  December 31, 2011

Note 4 – Distributions Paid, Distributable Earnings and Investment Transactions (continued)

differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the difference arises.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On the Statement of Assets and Liabilities, the following reclassifications were made for the period ended December 31, 2011:

Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)
($240)	$240

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. In addition, due to the timing of dividend distributions, the period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the Fund.

At December 31, 2011, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments	$4,694,676
Gross unrealized appreciation	$533,789
Gross unrealized depreciation	(58,583)
Net unrealized appreciation	$475,206
Undistributed ordinary income	$4,214
Undistributed long-term capital gains	-
Total distributable earnings	$4,214
Other accumulated earnings	(582)
Total accumulated earnings	$478,838

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax cost basis adjustment due to receipt of return of capital distributions from certain investments.

Purchases and sales of investment securities, excluding government securities, short-term securities and temporary cash investments, during the period from August 11, 2011 through December 31, 2011, aggregated $4,675,463 and $174,244, respectively. No purchases and sales of government securities occurred during the period.

FINANCIAL HIGHLIGHTS

SELECTED DATA AND RATIOS

(for a share outstanding throughout each period)

	August 11, 2011* Through December 31, 2011
Per share
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.01
Net realized and unrealized gain	1.20
Total from investment operations	1.21
Distributions to shareholders from:
Net investment income	-
Net realized gains on investments sold	-
Total distributions	-
Net asset value, end of period	$11.21
Total investment return	12.10%
Net assets, end of period, in thousands	$5,194
Ratios/supplemental data:
Ratio of expenses to average net assets:
Before expense reimbursement	7.98	%(1)
After expense reimbursement	1.25	(1)
Ratio of net investment income to average net assets:
Before expense reimbursement	(6.41	)(1)
After expense reimbursement	0.32	(1)
Portfolio turnover rate	4.52

*  Commencement of operations.

(1)  Annualized.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Mairs and Power Small Cap Fund

We have audited the accompanying statement of assets and liabilities of the Mairs and Power Small Cap Fund (one of the Portfolios constituting the Mairs and Power Funds Trust (the Fund)), including the schedule of investments, as of December 31, 2011, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the period from August 11, 2011 (commencement of operations) through December 31, 2011. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mairs and Power Small Cap Fund of the Mairs and Power Funds Trust at December 31, 2011, the results of its operations, the changes in its net assets, and the financial highlights for the period from August 11, 2011 (commencement of operations) through December 31, 2011, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
February 17, 2012

FUND EXPENSES (unaudited)

As a shareholder of the Fund, you incur ongoing expenses for the operation of the Fund (e.g., asset-based charges, such as investment management fees). The Fund is a "no-load" mutual fund. As a result, shareholders pay no commissions, fees, or expenses associated with sales representatives or sales charges.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table below reports the Fund's expenses during the period August 11, 2011 through December 31, 2011 and includes the costs associated with a $1,000 investment.

Actual Expenses

The first line in the table below may be used to estimate the actual expenses you paid over the reporting period. You can do this by dividing your account value by $1,000 and multiplying the result by the expense shown in the table below. For example, if your account value is $8,600, divided by $1,000 = $8.60. Multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period." By doing this you can estimate the expenses you paid on your account during this period.

Hypothetical Example

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses and an assumed return of 5% per year before expenses, which is not the Fund's actual return. The results may be used to provide you with a basis for comparing the ongoing costs of investing in the Fund with the costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that this hypothetical example may not be used to estimate the actual ending account balance or expenses you paid during the period.

	Beginning Account Value 08/11/2011 [1]	Ending Account Value 12/31/2011	Expenses Paid During Period
Actual return	$1,000.00	$1,121.00	$5.16 [2]
Hypothetical assumed 5% return	$1,000.00	$1,018.90	$6.36 [3]

1  Commencement of operations.

2  The Fund's expenses are equal to the Fund's annualized expense ratio for the period of 1.25%, multiplied by the average account value over the period, multiplied by the number of days in the period (142 days), divided by 365 to reflect the period of August 11, 2011 through December 31, 2011.

3  The Fund's expenses are equal to the Fund's annualized expense ratio for the most recent six-month period of 1.25%, multiplied by the average account value over the Fund's second fiscal half-year, multiplied by the number of days in the Fund's second fiscal half-year (184 days), divided by 365 days.

PROXY VOTING (unaudited)

Proxy Voting Policies and Procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Shareholder Services at (800) 304-7404 and requesting a copy of the Statement of Additional Information (SAI) and (ii) on the Securities and Exchange Commission's (SEC's) website at www.sec.gov (access Form N-1A).

DISCLOSURE OF PORTFOLIO HOLDINGS (unaudited)

The Fund files a complete schedule of portfolio holdings on Form N-Q for the first and third quarter-ends and on Form N-CSR for the second and fourth quarter-ends with the SEC. The Fund's Forms N-Q and N-CSR are available on the SEC's website at www.sec.gov. Forms N-Q and N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

The schedule of portfolio holdings is also printed in the Fund's semi-annual and annual reports to shareholders, which is available without charge by calling Shareholder Services at (800) 304-7404 or by visiting www.mairsandpower.com.

A complete copy of the Fund's portfolio holdings will also be available on or about 15 days following each quarter-end on the Fund's website at www.mairsandpower.com.

APPROVAL OF INVESTMENT ADVISORY CONTRACT (unaudited)

The Fund's Board of Trustees (the Trustees) unanimously approved the Advisory Contract between the Fund and Mairs and Power, Inc. (the Manager) at a Fund Board Meeting held on May 17, 2011.

In preparation for the May 17, 2011, Board Meeting, the Manager provided the Trustees with materials, including, but not limited to, fee and expense comparisons with other mutual funds having similar investment objectives, the quality and quantity of advisory and other services provided by the Manager, the cost of services provided and the profitability to the Manager and the extent to which economies of scale will be realized as the Fund grows. The independent Trustees discussed the materials and the proposed approval of the Advisory Contract. In reaching their decision to approve the Fund's Advisory Contract with the Manager, the Trustees considered all factors they believed to be relevant. Each of these factors and the conclusions

APPROVAL OF INVESTMENT ADVISORY CONTRACT (unaudited) (continued)

reached by the Trustees with respect to these factors which helped form the basis for the decision to approve the Advisory Contract with the Manager will be discussed below.

Management Fee

In evaluating the level of the management fee to be paid to the Manager, the Trustees considered both the level of the Fund's proposed management fees and overall expenses compared to those of other similar mutual funds, as well as the quality and quantity of advisory and other services provided by the Manager. The Trustees also considered the Manager's agreement to waive fees and reimburse expenses through December 31, 2014 to the extent necessary to limit the annual operating expenses of the Fund for each fiscal year (excluding interest, taxes, brokerage commissions, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund's business), as a percentage of the Fund's average daily net assets, to 1.25%.

With respect to the quality and extent of the Manager's services provided to the Fund, the Trustees considered that, under the terms of the Management Agreement, the Manager would, subject to the supervision of the Board, furnish a continuous investment program for the Fund, consistent with the Fund's investment objective and policies. The Trustees also considered the background and experience of the Manager personnel who would be responsible for managing the Fund. The Trustees concluded that overall they were satisfied with the nature, extent and quality of services to be provided by the Manager under the Advisory Contract. They further concluded that the Fund's management fee is fair and reasonable for the services provided and the risks assumed by the Manager.

Costs of Services Provided and Profitability to the Manager

The Trustees reviewed the Adviser's estimates of its profitability and its financial condition. The Trustees noted that the Adviser expected net losses during the first year of operations and continuing losses until the Fund is able to attract sufficient assets, due to the Manager's expense limitation agreement discussed above. Based on their review, the Trustees concluded that they were satisfied that the Manager's expected level of profitability from its relationship with the Fund was not excessive.

Other Benefits to Fund Manager

The Trustees considered that the Manager's advisory business might benefit from informal soft dollar arrangements whereby the Manger would receive proprietary investment research services

APPROVAL OF INVESTMENT ADVISORY CONTRACT (unaudited) (continued)

from broker/dealers that execute the Fund's purchases and sales of securities. Based on the Trustees' oversight of the other funds managed by the Manager, the Trustees concluded that the benefit the Manager might receive in this way is likely to be fairly modest, particularly given the Fund's anticipated relatively low portfolio turnover rate. The Trustees noted that the Manager may derive reputational benefits from its association with the Fund as well.

Economies of Scale

The Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees agreed that breakpoints may be an appropriate way for Mairs and Power to share its economies of scale with the Fund and its shareholders if the Fund experiences a substantial growth in assets. However, the Trustees recognized that the Fund had not yet commenced operations and that the management agreements with competitor funds do not always contain breakpoints. Consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

HOUSEHOLDING (unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate Summary Prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders reasonably believed to be from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call Shareholder Services at 800-304-7404 to request individual copies of these documents. Once notification to stop householding is received, the Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

PRIVACY POLICY (unaudited)

Your right to privacy is important to us. We understand that the privacy and security of your nonpublic personal information is important to you; therefore, we maintain various safeguards designed to protect your information from unauthorized access.

Information we collect is either required or necessary to provide the following services for you:

•  Service your account;

•  Complete transactions or account changes;

•  Prevent unauthorized access of your account;

•  Improve customer service; and

•  Comply with legal and regulatory requirements.

The types of personal information we collect and share with third parties that perform everyday services for the Funds may include:

•  Personal information the Funds receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, net-worth, assets, income and date of birth; and

•  Information about your transactions with the Funds, their affiliates or others, such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

We do not sell information about current or former shareholders to third parties, nor is it our practice to disclose such information to third parties unless requested or permitted to do so by you or your representative or, if necessary, in order to process a transaction, service an account or as permitted by law. We may, however, share information about you with our affiliates. Additionally, we may share information with outside companies that perform administrative services for us. However, our arrangements with these service providers require them to treat your information as confidential.

We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information. Our compliance policies and procedures restrict the use of shareholder information and require that it be held in strict confidence. We do not disclose any information, public or nonpublic, about our present or former shareholders to third parties for the purpose of marketing.

In the event that you hold shares of the Fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of such financial intermediary governs how nonpublic personal information may be shared with nonaffiliated third parties.

PRIVACY POLICY (unaudited) (continued)

We are required by law to annually provide a notice describing our privacy policy. In addition, we will inform you promptly if there are changes to our policy. Please do not hesitate to contact us with questions about this notice or to correct, update or confirm your personal information. The accuracy of your personal information is important. You may contact us anytime by calling (800) 304-7404.

TRUSTEES AND OFFICERS (unaudited)  December 31, 2011

Information pertaining to the Trustees and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about the Fund's Trustees and is available without charge, upon request, by calling Shareholder Services at (800) 304-7404.

Name (age) and address[1]	Position(s) held with the Fund and length of time served[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by Trustee	Other directorships held by trustees and officers
INTERESTED PRINCIPAL OFFICER WHO IS A TRUSTEE

William B. Frels (72)	President and Trustee since 2011	• Chairman and CEO of the Investment Adviser (2007 to present). • President of the Investment Adviser (2002 to 2007). • Treasurer of the Investment Adviser (1996 to 2007).	3	N/A

INTERESTED PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Andrew R. Adams (39)	Vice President since 2011	• Vice President of the Investment Adviser (2011 to present).	N/A	N/A

Jon A. Theobald (66)	Secretary and Chief Compliance Officer since 2011	• President and Chief Operating Officer of the Investment Adviser (2007 to present).
• Chief Compliance Officer of the Investment Adviser (2004 to present).
		• Executive Vice President and Chief Administrative Officer of the Investment Adviser (2002 to 2007).	N/A	N/A

Andrea C. Stimmel (44)	Treasurer since 2011	• Director of Operations and Treasurer of the Investment Adviser (2008 to present). • Accounting Manager of the Investment Adviser (2004 to 2008).	N/A	N/A

TRUSTEES AND OFFICERS (unaudited) (continued)  December 31, 2011

Name (age) and address[1]	Position(s) held with the Fund and length of time served[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by Trustee	Other directorships held by trustees and officers
DISINTERESTED TRUSTEES

Norbert J. Conzemius (70)	Trustee and Board Chair since May 2011	• Retired Chief Executive Officer, Road Rescue Incorporated.	3	N/A

Charles M. Osborne (58)	Trustee and Audit Committee Chair since May 2011	• Retired Chief Financial Officer, Fair Isaac Corporation (2004 to 2009).	3	N/A

Bert J. McKasy (69)	Trustee since May 2011	• Attorney, Lindquist & Vennum, P.L.L.P. (1994 to present).	3	N/A

Mary Schmid Daugherty (53)	Trustee since May 2011	• Associate Professor, Department of Finance, University of St. Thomas (1987 to present).	3	N/A

1  Unless otherwise indicated, the mailing address of each officer and trustee is: W1520 First National Bank Building, 332 Minnesota Street, Saint Paul, MN 55101-1363.

2  Each Trustee serves until his or her resignation or mandatory retirement age. Each officer is elected annually and serves until his or her successor has been duly elected and qualified.

MAIRS AND POWER SMALL CAP FUND

Established 2011

A No-Load Fund

For Shareholder Services
Call (800) 304-7404
Or write to:

(via Regular Mail) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street P. O. Box 701 Milwaukee, WI 53201-0701	(via Overnight or Express Mail) c/o U.S. Bancorp Fund Services, LLC 3rd Floor 615 East Michigan Street Milwaukee, WI 53202-0701

For Fund literature and information, visit the Fund's website at:
www.mairsandpower.com

Investment Manager

Mairs and Power, Inc.
W1520 First National Bank Building
332 Minnesota Street
Saint Paul, MN 55101

Custodian

U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Item 2. Code of Ethics.

The registrant adopted its Code of Ethics for Principal Executive Officer and Principal Financial Officer on August 11, 2011.  The Code of Ethics is attached as exhibit 12(a)(1) to this form.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Charles M. Osborne and Dr. Mary Schmid Daugherty, members of the registrant’s Audit Committee, are “audit committee financial experts” as defined in Item 3 of Form N-CSR.  Mr. Osborne and Dr. Daugherty are “independent” under the standards set forth in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Year Ended December 31,	(a) Audit Fees	(b) Audit- Related Fees	(c) Tax Fees	(d) All Other Fees

2011	$25,000	None	$4,850	$6,700

(a)	Audit fees include amounts related to the audit of registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(c)	Tax fees include amounts related to tax advice and tax return preparation, compliance and reviews.

(d)	Tax consulting fee includes fees and expenses related to allowable tax consulting services.

(e)(1)

The registrant’s Audit Committee approves the engagement of the accountant before the accountant is engaged by the registrant to render audit and non-audit services. The Audit Committee pre-approved tax-related non-audit services in an amount not to exceed $10,000 for the fiscal year ending December 31, 2011.

(e)(2)

All of the services described in columns (b) through (d) in the table above, were approved in advance by the registrant’s Audit Committee. None of such services was subject to a waiver of the pre-approval requirement pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)

The aggregate fees for non-audit services rendered by the registrant’s accountant to the registrant were $4,850 for the fiscal year ended December 31, 2011. The aggregate fees for non-audit services rendered by the registrant’s accountant to the registrant’s investment adviser were $24,900, for the fiscal year ended December 31, 2011.

(h)	The registrant’s Audit Committee has considered whether the provision of non-audit services by the registrant’s accountant to the registrant’s investment adviser is

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compatible with maintaining the account’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)          Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)         Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no material change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

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Item 12. Exhibits.

(a)          (1)          Code of Ethics

Mairs and Power Funds Trust Code of Ethics for Principal Executive Officer and Principal Financial Officer.

Attached as exhibits 12(a)(1) to this form.

(2)          Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940.

Attached as exhibits 12(a)(2).1 and 12(a)(2).2 to this form.

(3)          Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Attached as exhibit 12(b) to this form.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs & Power Funds Trust

By (Signature and Title)*	/s/ William B. Frels
William B. Frels, President

Date	3/5/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William B. Frels
William B. Frels, President
Principal Executive Officer

Date	3/5/12

By (Signature and Title)*	/s/ Andrea C. Stimmel
Andrea C. Stimmel, Treasurer
Principal Financial Officer

Date	3/5/12

* Print the name and title of each signing officer under his or her signature.

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